REVENUE RECOGNITION - Contract Assets and Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets (unbilled receivables)	$ 11,044,000	$ 8,890,888	$ 0
Contract liabilities (deferred revenue)	$ 1,904,000	$ 2,020,351	$ 2,435,909